Bank Line of Credit (Details Textual) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity (in dollars)	$ 3,000,000	$ 3,000,000
Line of Credit Facility, Interest Rate Description	The interest rate is variable and is .75% plus prime with a minimum rate of 5.87%	The interest rate is variable and is .75% plus prime with a minimum rate of 5.87%.
Line of Credit Facility, Amount Outstanding (in dollars)	$ 3,000,000	$ 2,725,000	$ 2,725,000
Line of Credit Facility, Interest Rate at Period End	5.87%	5.87%	5.87%